CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - JPY (¥) ¥ in Thousands	Common stock Class A Common	Common stock	Treasury stock	Additional paid-in capital	Accumulated deficit	Noncontrolling interest	Total
Balance, beginning of period at Dec. 31, 2020	¥ 100	¥ 1,179,313	¥ (3,000)	¥ 1,018,146	¥ (1,703,302)		¥ 491,257
Balance, beginning of period (in shares) at Dec. 31, 2020	1	4,915,000
Balance, beginning of period (in shares) at Dec. 31, 2020			92,500
Increase (Decrease) in Stockholders' Equity:
Issuance of common stock for exercise of over-allotment, net of issuance costs		¥ 43,821		43,821			87,642
Issuance of common stock for exercise of over-allotment, net of issuance costs (in shares)		60,000
Net income (loss)					(990,731)		(990,731)
Stock-based compensation				196,853			196,853
Vesting of option purchase consideration (Note 10)				6,636			6,636
Balance, end of period at Dec. 31, 2021	¥ 100	¥ 1,223,134	¥ (3,000)	1,265,456	(2,694,033)		(208,343)
Balance, end of period (in shares) at Dec. 31, 2021	1	4,975,000
Balance, ending of period (in shares) at Dec. 31, 2021			92,500
Increase (Decrease) in Stockholders' Equity:
Net income (loss)					148,965		148,965
Balance, end of period at Dec. 31, 2022	¥ 100	¥ 1,223,134	¥ (3,000)	1,265,456	(2,545,068)		¥ (59,378)
Balance, end of period (in shares) at Dec. 31, 2022	1	4,975,000
Balance, ending of period (in shares) at Dec. 31, 2022			92,500				92,500
Increase (Decrease) in Stockholders' Equity:
Reduction in common stock and additional paid-in capital		¥ (1,203,234)		(1,306,707)	2,509,941
Net income (loss)					115,404	¥ (355)	¥ 115,049
Gain on sale of shares of subsidiaries				154,853		5,437	160,290
Balance, end of period at Dec. 31, 2023	¥ 100	¥ 19,900	¥ (3,000)	¥ 113,602	¥ 80,277	¥ 5,082	¥ 215,961
Balance, end of period (in shares) at Dec. 31, 2023	1	4,975,000
Balance, ending of period (in shares) at Dec. 31, 2023			92,500				92,500